Certain Balance Sheet Items	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Certain Balance Sheet Items [Abstract]
Certain Balance Sheet Items

4. Certain Balance Sheet Items

The following table summarizes inventories (in thousands):

	September 30, 2021	December 31, 2020
Raw materials	$108	$119
Work in process	149	167
Finished goods	244	272
	$501	$558

The following table summarizes other current assets (in thousands):

	September 30, 2021	December 31, 2020
Prepaid services	$1,037	$421
Prepaid insurance	484	158
Transition service agreement	—	115
Deferred cost – service contracts	62	99
Other	103	14
	$1,686	$807

The following table summarizes other assets (in thousands):

	September 30, 2021	December 31, 2020
Prepaid property and equipment	$85,000	$—
Prepaid insurance and services	284	385
Deferred cost – service contracts	13	56
Other	3	2
	$85,300	$443

4.      Certain Balance Sheet Items

The following table summarizes inventories (in thousands):

	December 31,
	2020	2019
Raw materials	$119	$92
Work in process	167	137
Finished goods	272	524
	$558	$753

The following table summarizes other current assets (in thousands):

	December 31,
	2020	2019
Prepaid services	$421	$23
Prepaid insurance	158	184
Transition service agreement, related party	115	345
Deferred cost – service contracts	99	118
Other	14	—
	$807	$670

The following table summarizes property and equipment (in thousands):

	December 31,
	2020	2019
Computer equipment(1)	$291	$291
Accumulated depreciation(1)	(291)	(289)
	$—	$2

(1)      Includes the impact of foreign currency exchange rate fluctuations.

Depreciation expense for property and equipment was $2,000 and $4,000 for the years ended December 31, 2020 and 2019, respectively.

The following table summarizes other assets (in thousands):

	December 31,
	2020	2019
Prepaid Insurance	$385	$519
Deferred cost – service contracts	56	154
Other	2	4
	$443	$677